FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Notional amount and fair value of financial assets investments (Details) - Fair value hedges - Derivative financial instruments - Financial assets investments
$ in Thousands, $ in Millions
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	$ 316,701	$ 79,550	$ 273,055	$ 79,550
Fair value	$ 333,407	$ 83,746	$ 300,959	$ 87,679